REVENUES REVENUES (Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenues	$ 2,663	$ 1,946	$ 5,346	$ 4,142
UNITED STATES
Disclosure of geographical areas [line items]
Revenues	644	589	1,384	1,115
CANADA
Disclosure of geographical areas [line items]
Revenues	411	307	835	691
INDIA
Disclosure of geographical areas [line items]
Revenues	420	83	805	206
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues	381	281	756	599
BRAZIL
Disclosure of geographical areas [line items]
Revenues	295	224	568	498
COLOMBIA
Disclosure of geographical areas [line items]
Revenues	211	172	428	394
AUSTRALIA
Disclosure of geographical areas [line items]
Revenues	148	245	297	454
CHILE
Disclosure of geographical areas [line items]
Revenues	38	21	77	55
PERU
Disclosure of geographical areas [line items]
Revenues	23	10	46	33
Aggregated Individually Immaterial Geographical Areas [Member]
Disclosure of geographical areas [line items]
Revenues	$ 92	$ 14	$ 150	$ 97